EFIAA Retail | Equity Income Fund
Equity Income Fund
INVESTMENT OBJECTIVE AND GOAL
To seek total return from income and capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 72 and page 73, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - EFIAA Retail Equity Income Fund	Class A Shares		Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	[1]	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none		none	none
[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - EFIAA Retail Equity Income Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.55%	0.55%	0.55%
Distribution (12b-1) Fees		0.25%	0.75%	1.00%
Other Expenses		1.20%	1.20%	0.95%
Total Annual Fund Operating Expenses		2.00%	2.50%	2.50%
Fee Waivers and Expense Reimbursement		0.85%	0.75%	0.75%
Net Expenses	[1]	1.15%	1.75%	1.75%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 1.15%, 1.75% and 1.75%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 1.15% with respect to Class A Shares, 1.75% with respect to Class B Shares and 1.75% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - EFIAA Retail Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	661	1,065	1,494	2,685
Class B Shares	678	1,007	1,463	2,656
Class C Shares	278	707	1,263	2,779

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - EFIAA Retail Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	178	707	1,263	2,656
Class C Shares	178	707	1,263	2,779

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock's representative Global Industry Classification Standard ("GICS") sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.

The sub-adviser uses a stock selection process that begins by identifying U.S. dividend paying stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000 Value Index (the "investable universe"). As of September 30, 2011, the market capitalization for companies included in the Russell 1000 Value Index ranged from approximately $470.3 million to $353.1 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The sub-adviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The sub-adviser ranks each stock within each of the GICS industry sectors by its dividend yield — highest dividend yield to lowest dividend yield. The sub-adviser seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry sector. The sub-adviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities.

Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, preferred stocks, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives.

The Fund also may invest up to 10% of its assets in exchange-traded funds ("ETFs") and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund's net assets in common stocks of companies which operate in the financial services sector.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and other charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Concentration Risk: The risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services based companies, the Fund, from time to time, focuses its investments (i.e., invests more than 25% of its net assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:

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Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.

•	Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.

•	Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.

•	Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund's original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A, Class B and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

Sales loads assessed for the Fund's Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
YEAR-BY-YEAR RETURNS

Highest Quarter	09/30/09	15.64%
Lowest Quarter	12/31/08	-21.86%
Year-to-date total return as of 9/30/2011		-5.26%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - EFIAA Retail Equity Income Fund	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	10.62%	0.75%	0.73%	Apr. 01, 2005
Class A Shares Return After Taxes on Distributions	10.13%	0.09%	0.07%	Apr. 01, 2005
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	7.49%	0.55%	0.51%	Apr. 01, 2005
Class B Shares	11.36%	0.80%	0.83%	Apr. 01, 2005
Class B Shares Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.36%
Class C Shares	15.36%	1.16%	1.18%	Apr. 04, 2005
Class C Shares Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	2.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

Pursuant to an agreement and plan of reorganization between the Fund and North Track Equity Income Fund (the "Predecessor Fund") on June 8, 2009, the Fund acquired all the assets and all of the identified liabilities of the Predecessor Fund in exchange for Class A Shares, Class B Shares and Class C Shares of the Fund (the "Reorganization"). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. Historical performance of the Predecessor Fund is shown in the bar chart and table because the Fund did not have any operating history prior to the date of the Reorganization.